Earnings Per Share - Schedule of Net (Loss) Profit Per share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares
Earnings Per Share [Abstract]
Net (loss)/profit	₨ (4,206)	$ (57.3)	₨ (2,269)	₨ 78
Shares outstanding for allocation of undistributed income:
Equity shares	48,195,962	48,195,962	47,650,750	41,040,028
Weighted average shares outstanding
Equity shares – Basic (B)	47,979,581	47,979,581	43,048,026	33,063,832
Equity shares – Diluted (C)	47,979,581	47,979,581	43,048,026	33,968,127
Net profit / (loss) per share attributable to APGL equity Shareholders
Equity earnings/(loss) per share – Basic (D=A/B) | (per share)	₨ (87.66)	$ (1.20)	₨ (52.71)	₨ 2.37
Equity earnings/(loss) per share – Diluted (E=A/C) | (per share)	₨ (87.66)	$ (1.20)	₨ (52.71)	₨ 2.31